Acquisitions (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended			1 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Jul. 31, 2014 item	Mar. 31, 2011
Acquisitions
Cash paid for water facilities													$ 14,000
Estimated fair values of the assets acquired and liabilities assumed
Goodwill	1,170,490	1,107,006				555,220				1,170,490		1,107,006	555,220	167,245		8,568
Revenues	5,380,526	3,975,935	2,743,445	1,593,937	1,385,957	1,617,613	1,338,208	1,135,510	326,436	9,029,140	2,979,894	9,699,274	4,417,767	1,310,473
Operating Income	7,770			9,945						(12,785)	2,603	106,565	87,307	15,030
Water treatment facilities and equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										3 years		3 years
Water treatment facilities and equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										30 years		30 years
Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										3 years		3 years
Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										40 years		40 years
Water Solutions Facilities
Acquisitions
Number of water disposal facilities acquired	4									4
Ownership interest acquired (as a percent)															75.00%
Number of additional water disposal facilities acquired															1
Cash paid for water facilities										82,900
Number of combined water disposal facilities acquired										5
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade	939									939
Inventories	253									253
Prepaid expenses and other current assets	62									62
Goodwill	57,777									57,777
Other noncurrent assets	50									50
Accounts payable - trade	(58)									(58)
Accrued expenses and other payables	(1,092)									(1,092)
Other noncurrent liabilities	(149)									(149)
Noncontrolling interest	(1,620)									(1,620)
Fair value of net assets acquired	82,870									82,870
Revenues										7,100
Operating Income										1,500
Water Solutions Facilities | Water treatment facilities and equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	23,066									23,066
Water Solutions Facilities | Water treatment facilities and equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										5 years
Water Solutions Facilities | Water treatment facilities and equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										40 years
Water Solutions Facilities | Buildings and leasehold improvements
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	2,599									2,599
Water Solutions Facilities | Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										3 years
Water Solutions Facilities | Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										7 years
Water Solutions Facilities | Land
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	1,010									1,010
Water Solutions Facilities | Other
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	$ 33									$ 33
Useful life of property, plant and equipment										7 years